Loans Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Loans Payable - Related Parties

8.      LOANS PAYABLE – RELATED PARTIES

As at December 31, 2011, the Company was indebted to certain of its officers, directors and stockholders in the amount of $262,795 (December 31, 2010 - $286,508) for cash advances, consulting services and expenses paid on behalf of the Company.  $221,985 (December 31, 2010 - $244,781) owed by the Company is recorded under loans payable and $40,810 (December 31, 2010 - $41,727) owed is recorded under discontinued operations (see Note 4).  These loans are unsecured, non-interest bearing and repayable upon demand.  Due to the demand features, these loans are presented in the accompanying consolidated financial statements as current liabilities.